Consolidated balance sheet $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Non-current assets
Intangible assets, net	$ 32,484	$ 33,528	$ 33,178
Property, plant and equipment, net	106,559	108,335	116,408
Equity affiliates: investments and loans	31,053	27,976	27,122
Other investments	1,625	2,007	1,778
Non-current financial assets	2,404	4,781	912
Deferred income taxes	5,400	7,016	6,216
Other non-current assets	2,797	2,810	2,415
Total non-current assets	182,322	186,453	188,029
Current assets
Inventories, net	19,952	14,730	17,132
Accounts receivable, net	21,983	14,068	18,488
Other current assets	35,144	13,428	17,013
Current financial assets	12,315	4,630	3,992
Cash and cash equivalents	21,342	31,268	27,352
Assets classified as held for sale	400	1,555	1,288
Total current assets	111,136	79,679	85,265
TOTAL ASSETS	293,458	266,132	273,294
Shareholders' equity
Common shares	8,224	8,267	8,123
Paid-in surplus and retained earnings	117,849	107,078	121,170
Currency translation adjustment	(12,671)	(10,256)	(11,503)
Treasury shares	(1,666)	(1,387)	(1,012)
Total shareholders' equity - TotalEnergies share	111,736	103,702	116,778
Non-controlling interests	3,263	2,383	2,527
Total shareholders' equity	114,999	106,085	119,305
Non-current liabilities
Deferred income taxes	10,904	10,326	11,858
Employee benefits	2,672	3,917	3,501
Provisions and other non-current liabilities	20,269	20,925	20,613
Non-current financial debt	49,512	60,203	47,773
Total non-current liabilities	83,357	95,371	83,745
Current liabilities
Accounts payable	36,837	23,574	28,394
Other creditors and accrued liabilities	42,800	22,465	25,749
Current borrowings	15,035	17,099	14,819
Other current financial liabilities	372	203	487
Liabilities directly associated with the assets classified as held for sale	58	1,335	795
Total current liabilities	95,102	64,676	70,244
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	$ 293,458	$ 266,132	$ 273,294